Prepaid Expenses and Other Current Assets (Details) - USD ($)		12 Months Ended
	Aug. 02, 2023	Dec. 31, 2023	Mar. 08, 2021	Feb. 28, 2021
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Interest rate			8.00%
Due date		May 10, 2022
Lend amount		$2,000,000
Prepaid expenses, percentage		$ 8
Returned amount		2,825,000
Loans		2,825,000
Investment				$ 8,000,000
Redemption value	$ 3,282,770	2,371,942
Issuance cost		$ 2,043,666
Waichun Logistics Technology Limited [Member]
Prepaid Expenses and Other Current Assets (Details) [Line Items]
Annual payment			$ 825,000